Convertible Advance Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Convertible Advance Payable
Issuance date of advances	Prior to 2018	Prior to 2018
Maturity date	Due on Demand	Due on Demand
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%	0.00%
Collateral For Convertable Advance Payable	Unsecured	Unsecured
Debt Instrument, Convertible, Terms of Conversion Feature	45% discount to market price	45% discount to market price
Beginning Balance	$ 563,000	$ 563,000
Ending Balance	$ 563,000	$ 563,000